Schedule of Investments (unaudited)	iShares® MSCI India ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
Bharat Electronics Ltd.	18,717,156	$25,347,473
Hindustan Aeronautics Ltd.	410,029	15,448,466
		40,795,939
Passenger Airlines — 0.4%
InterGlobe Aviation Ltd.(a)(b)	691,053	19,810,606

Automobile Components — 1.6%
Balkrishna Industries Ltd.	396,001	10,875,534
Bharat Forge Ltd.	1,311,386	12,520,896
MRF Ltd.	9,774	11,474,271
Samvardhana Motherson International Ltd.	12,146,022	11,587,940
Sona Blw Precision Forgings Ltd.(a)	1,476,035	9,661,893
Tube Investments of India Ltd.	543,946	18,807,861
		74,928,395
Automobiles — 6.2%
Bajaj Auto Ltd.	347,775	19,176,819
Eicher Motors Ltd.	700,267	31,047,047
Hero MotoCorp Ltd.	562,873	18,757,312
Mahindra & Mahindra Ltd.	4,776,203	76,051,899
Maruti Suzuki India Ltd.	696,146	78,741,174
Tata Motors Ltd.(b)	8,504,719	54,012,685
TVS Motor Co. Ltd.	1,216,493	19,131,077
		296,918,013
Banks — 14.1%
AU Small Finance Bank Ltd.(a)	853,622	8,003,287
Axis Bank Ltd.	11,661,359	128,693,110
Bandhan Bank Ltd.(a)(b)	3,712,227	12,001,790
Bank of Baroda	5,296,641	11,816,617
ICICI Bank Ltd.	26,463,627	302,628,691
Kotak Mahindra Bank Ltd.	5,565,746	135,202,134
State Bank of India	9,140,816	63,923,712
Yes Bank Ltd.(b)	65,281,392	12,768,323
		675,037,664
Beverages — 0.8%
United Spirits Ltd.(b)	1,489,943	15,887,661
Varun Beverages Ltd.	1,164,264	23,817,621
		39,705,282
Chemicals — 3.6%
Asian Paints Ltd.	1,964,137	75,673,328
Berger Paints India Ltd.	1,243,695	9,764,066
PI Industries Ltd.	388,372	16,969,386
Pidilite Industries Ltd.	780,943	24,594,716
SRF Ltd.	759,015	23,084,259
UPL Ltd.	2,498,573	20,662,726
		170,748,481
Commercial Services & Supplies — 0.2%
Indian Railway Catering & Tourism Corp. Ltd.	1,229,071	9,634,834

Construction & Engineering — 2.0%
Larsen & Toubro Ltd.	3,526,850	93,865,784

Construction Materials — 2.5%
ACC Ltd.	336,589	7,223,908
Ambuja Cements Ltd.(b)	3,050,623	15,590,370
Grasim Industries Ltd.	1,348,766	27,964,731
Shree Cement Ltd.	46,194	14,036,993
UltraTech Cement Ltd.	591,360	56,157,972
		120,973,974

Security	Shares	Value

Consumer Finance — 3.9%
Bajaj Finance Ltd.	1,395,216	$117,664,423
Cholamandalam Investment and Finance Co. Ltd.	2,104,859	26,705,292
Muthoot Finance Ltd.	616,760	8,307,718
SBI Cards & Payment Services Ltd.	1,452,804	16,086,489
Shriram Transport Finance Co. Ltd.	1,150,494	19,442,480
		188,206,402
Financial Services — 6.9%
Bajaj Finserv Ltd.	1,954,878	34,226,311
Bajaj Holdings & Investment Ltd.	136,788	12,003,176
Housing Development Finance Corp. Ltd.	8,911,964	283,986,553
		330,216,040
Electric Utilities — 1.5%
Power Grid Corp. of India Ltd.	17,861,093	50,440,781
Tata Power Co. Ltd. (The)	7,363,684	18,971,508
		69,412,289
Electrical Equipment — 1.0%
ABB India Ltd.	271,302	13,518,784
CG Power and Industrial Solutions Ltd.	3,128,254	14,842,509
Havells India Ltd.	1,283,375	20,260,950
		48,622,243
Consumer Staples Distribution & Retail — 0.7%
Avenue Supermarts Ltd.(a)(b)	829,961	34,757,049

Food Products — 2.5%
Britannia Industries Ltd.	555,083	31,235,383
Marico Ltd.	2,648,820	17,369,641
Nestle India Ltd.	172,815	45,248,754
Tata Consumer Products Ltd.	2,854,552	27,536,605
		121,390,383
Gas Utilities — 0.5%
GAIL India Ltd.	11,785,174	14,918,612
Indraprastha Gas Ltd.	1,613,155	9,358,744
		24,277,356
Health Care Providers & Services — 1.1%
Apollo Hospitals Enterprise Ltd.	515,438	28,765,389
Max Healthcare Institute Ltd.(b)	3,904,288	25,929,672
		54,695,061
Hotels, Restaurants & Leisure — 1.0%
Indian Hotels Co. Ltd. (The)	4,364,429	20,534,218
Jubilant Foodworks Ltd.	2,023,809	11,801,647
Zomato Ltd.(b)	20,565,705	17,132,560
		49,468,425
Independent Power and Renewable Electricity Producers — 1.6%
Adani Green Energy Ltd.(b)	1,622,407	19,113,744
Adani Power Ltd.(b)	3,968,626	11,954,875
NTPC Ltd.	22,346,040	46,862,918
		77,931,537
Industrial Conglomerates — 0.4%
Siemens Ltd.	455,934	19,545,265

Insurance — 2.0%
HDFC Life Insurance Co. Ltd.(a)	4,953,300	35,396,487
ICICI Lombard General Insurance Co. Ltd.(a)	1,232,424	17,581,571
ICICI Prudential Life Insurance Co. Ltd.(a)	1,841,786	10,360,425
SBI Life Insurance Co. Ltd.(a)	2,306,570	34,383,217
		97,721,700
Interactive Media & Services — 0.4%
Info Edge India Ltd.	363,139	17,846,922

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services — 13.2%
HCL Technologies Ltd.	4,852,631	$67,040,256
Infosys Ltd.	16,996,245	270,189,807
Larsen & Toubro Infotech Ltd.(a)	454,484	27,387,150
Mphasis Ltd.	385,957	9,063,572
Tata Consultancy Services Ltd.	4,684,618	185,974,721
Tech Mahindra Ltd.	2,743,847	36,923,141
Wipro Ltd.	7,026,162	34,299,486
		630,878,133
Life Sciences Tools & Services — 0.5%
Divi's Laboratories Ltd.	611,774	25,444,301

Metals & Mining — 2.7%
Hindalco Industries Ltd.	6,303,372	30,862,758
Jindal Steel & Power Ltd.	1,828,600	11,423,291
JSW Steel Ltd.	3,094,724	26,024,456
Tata Steel Ltd.	37,552,820	47,987,447
Vedanta Ltd.	3,807,250	12,788,259
		129,086,211
Oil, Gas & Consumable Fuels — 11.9%
Bharat Petroleum Corp. Ltd.	3,888,157	17,072,331
Coal India Ltd.	7,890,030	22,980,516
Hindustan Petroleum Corp. Ltd.	2,905,827	9,158,861
Indian Oil Corp. Ltd.	14,463,334	15,724,563
Oil & Natural Gas Corp. Ltd.	16,106,305	30,118,829
Petronet LNG Ltd.	3,840,846	10,470,654
Reliance Industries Ltd.	15,591,351	464,853,894
		570,379,648
Personal Care Products — 4.1%
Colgate-Palmolive India Ltd.	626,793	12,047,224
Dabur India Ltd.	3,175,700	21,297,610
Godrej Consumer Products Ltd.(b)	2,094,957	26,778,487
Hindustan Unilever Ltd.	4,211,395	135,717,874
		195,841,195
Pharmaceuticals — 3.2%
Aurobindo Pharma Ltd.	1,350,300	10,742,305
Cipla Ltd.	2,686,789	30,932,138
Dr. Reddy's Laboratories Ltd.	554,300	30,211,114
Lupin Ltd.	1,048,508	10,183,209
Sun Pharmaceutical Industries Ltd.	4,914,805	57,949,457

Security	Shares	Value

Pharmaceuticals (continued)
Torrent Pharmaceuticals Ltd.	519,967	$11,524,806
		151,543,029
Real Estate Management & Development — 0.6%
DLF Ltd.	3,169,097	18,165,382
Godrej Properties Ltd.(b)	640,701	10,753,049
		28,918,431
Ground Transportation — 0.2%
Container Corp. of India Ltd.	1,404,123	11,374,917

Software — 0.3%
Tata Elxsi Ltd.	175,408	15,709,097

Specialty Retail — 0.4%
Trent Ltd.	928,453	17,494,214

Textiles, Apparel & Luxury Goods — 1.6%
Page Industries Ltd.	31,416	14,710,582
Titan Co. Ltd.	1,818,587	61,997,002
		76,707,584
Tobacco — 1.7%
ITC Ltd.	15,274,912	82,161,112

Trading Companies & Distributors — 0.6%
Adani Enterprises Ltd.	875,714	26,359,526

Transportation Infrastructure — 0.5%
Adani Ports & Special Economic Zone Ltd.	2,704,434	24,115,871

Wireless Telecommunication Services — 2.5%
Bharti Airtel Ltd.	11,421,838	117,239,897

Total Investments — 99.8%
(Cost: $2,830,315,761)		4,779,762,810

Other Assets Less Liabilities — 0.2%		9,596,505

Net Assets — 100.0%		$4,789,359,315

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$39,580,000	$—	$(39,580,000	)(b)	$—	$—	$—	—	$1,037,921	$11

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)	iShares® MSCI India ETF
May 31, 2023

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
SGX CNX Nifty Index	433	06/29/23	$16,130	$190,880

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$9,661,893	$4,770,100,917	$—	$4,779,762,810

Derivative Financial Instruments(a)
Assets
Equity Contracts	$—	$190,880	$—	$190,880

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

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